TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Tax loss carry forward	$ 999		¥ 25,830		¥ 6,520
Deferred revenue and customer advances	110		13,001		721
Lease liabilities recognized under ASC842	250				1,630
Others	59		62		383
Less: valuation allowance	(1,168)		(38,893)		(7,624)
Total deferred income tax assets	250				1,630
Deferred tax liabilities
ROU recognized under ASC842	(250)				(1,630)
Total Deferred Tax Liabilities	(250)				¥ (1,630)
Taxable losses	(5,671)	¥ (37,010)	¥ (274,233)	¥ (15,994)
PRC
Deferred tax liabilities
Taxable losses	$ 3,982	¥ 25,983